Unaudited condensed consolidated interim statements of financial position $ in Thousands, € in Millions	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Non‑current assets
Property, plant and equipment	$ 45,795	$ 43,517
Intangible assets	218,977	181,445
Deferred tax assets	899,607	924,299
Research and development incentive receivables	100,467	94,854
Investment in a joint venture	10,681	9,268
Prepaid expenses	23,643	23,643
Other non-current assets	46,683	42,393
Total non‑current assets	1,345,853	1,319,419
Current assets
Inventories	340,621	407,233
Prepaid expenses	362,715	187,948
Trade and other receivables	1,197,070	904,471
Research and development incentive receivables	1,157	4,625
Financial assets	1,842,200	1,878,890
Cash and cash equivalents	2,085,976	1,499,936
Total current assets	5,829,739	4,883,103
Total assets	7,175,592	6,202,522
Equity attributable to owners of the parent
Share capital	7,264	7,227
Share premium	6,025,789	5,948,916
Translation differences	133,348	126,832
Accumulated losses	(1,156,977)	(1,571,804)
Other reserves	1,086,328	987,112
Total equity	6,095,752	5,498,283
Non-current liabilities
Provisions for employee benefits	2,368	1,803
Lease liabilities	35,568	32,520
Total non-current liabilities	37,936	34,323
Current liabilities
Lease liabilities	7,584	6,533
Trade and other payables	1,016,160	649,993
Tax liabilities	18,160	13,390
Total current liabilities	1,041,904	669,916
Total liabilities	1,079,840	704,239
Total equity and liabilities	$ 7,175,592	$ 6,202,522